Not FDIC Insured May Lose Value No Bank Guarantee
CAT-Q1PH
See Notes to Schedule of Investments.

Schedule of Investments
(unaudited)
Franklin California Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 18

Franklin California Tax-Free Trust
Schedule of Investments (unaudited), September 30, 2023
Franklin California Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.3%
California 98.1%
Align Affordable Housing Bond Fund LP ,
a
Breezewood 2019 LP, Revenue, 144A, 2020-3 TR, A, 2.625%, 8/01/25 .......... $ 14,300,000 $ 13,625,329
Parkwood Apartments, 2021-1, 2.25%, 8/01/31 ........................... 11,250,000 9,797,850
Beaumont Unified School District ,
Community Facilities District No. 2020-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/38 .................................................... 300,000 298,663
Community Facilities District No. 2020-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/43 .................................................... 1,295,000 1,244,392
Community Facilities District No. 2020-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/48 .................................................... 660,000 614,414
Community Facilities District No. 2020-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/53 .................................................... 725,000 665,461
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 392,718
b
California Community Choice Financing Authority ,
Revenue, 2021 A, Mandatory Put, 4%, 12/01/27 ........................... 13,200,000 12,797,086
Revenue, 2021 B-1, Mandatory Put, 4%, 8/01/31 .......................... 9,150,000 8,638,271
Revenue, 2021 B-2, Mandatory Put, 4.43%, 8/01/31 ........................ 25,000,000 23,236,810
Revenue, 2022 A-1, Mandatory Put, 4%, 8/01/28 .......................... 20,000,000 19,369,864
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/32 ............ 1,750,000 1,782,874
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/33 ............ 600,000 610,031
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/35 ............ 3,040,000 3,070,823
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/37 ............ 1,600,000 1,598,372
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/38 ............ 1,320,000 1,303,813
a
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,795,000 3,014,573
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/29 250,000 261,895
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 1,065,000 1,129,330
Los Angeles County Securitization Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/35 .................................................... 1,505,000 1,469,248
Los Angeles County Securitization Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/37 .................................................... 1,075,000 1,014,736
Los Angeles County Securitization Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/39 .................................................... 1,300,000 1,193,891
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/30 .................................................... 315,000 332,443
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/31 .................................................... 300,000 318,121
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/33 .................................................... 245,000 259,439
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/34 .................................................... 420,000 415,382
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/30 .. 425,000 448,533
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 .. 225,000 238,591
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/32 .. 250,000 264,909
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/33 .. 300,000 317,681
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/34 .. 365,000 360,987
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/32 ................ 275,000 285,027
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/33 ................ 545,000 563,443
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/34 ................ 995,000 1,023,734
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/35 ................ 1,045,000 1,065,770
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/36 ................ 595,000 600,020
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/37 ................ 1,150,000 1,028,899
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/38 ................ 1,195,000 1,055,863

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Leland Stanford Junior University (The), Revenue, U-6, 5%, 5/01/45 ............ $ 1,135,000 $ 1,228,152
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 850,000 914,394
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/29 ............. 1,020,000 1,051,307
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/32 ............. 1,235,000 1,269,226
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/33 ............. 1,000,000 1,026,330
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/34 ............. 1,750,000 1,796,804
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/35 ............. 1,500,000 1,538,502
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/36 ............. 2,000,000 2,043,694
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/37 ............. 2,000,000 2,034,696
University of San Francisco, Revenue, 2018 A, 5%, 10/01/37 ................. 1,365,000 1,405,270
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/24 .. 230,000 231,021
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/26 .. 540,000 549,212
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/28 .. 615,000 635,991
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/30 .. 250,000 260,696
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/35 .. 450,000 460,946
California Health Facilities Financing Authority ,
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6%, 2/01/24 ... 2,000,000 2,003,127
Cedars-Sinai Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
11/15/30 ....................................................... 3,000,000 3,075,590
Cedars-Sinai Medical Center Obligated Group, Revenue, 2016 A, Refunding, 5%,
8/15/31 ........................................................ 3,500,000 3,618,890
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/36 ........................................................ 2,045,000 2,063,329
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/37 ........................................................ 2,530,000 2,538,700
El Camino Hospital, Revenue, 2017, 5%, 2/01/28 .......................... 2,100,000 2,176,957
El Camino Hospital, Revenue, 2017, 5%, 2/01/29 .......................... 2,460,000 2,550,223
El Camino Hospital, Revenue, 2017, 5%, 2/01/30 .......................... 1,250,000 1,294,364
El Camino Hospital, Revenue, 2017, 5%, 2/01/31 .......................... 1,200,000 1,242,612
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 5%, 11/01/47 ............... 5,000,000 5,206,113
Marshall Medical Center, Revenue, 2015, Refunding, California Mortgage Insured,
5%, 11/01/33 ................................................... 1,000,000 1,018,399
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 5,166,545 4,918,009
Lakeside Drive Senior Housing LP, Revenue, 2019 N, FNMA Insured, 2.35%,
12/01/35 ....................................................... 9,294,235 7,129,638
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 A,
5%, 11/01/30 ................................................... 7,260,000 8,005,631
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 2,000,000 2,167,139
Infrastructure State Revolving Fund (The), Revenue, 2015 A, Pre-Refunded, 5%,
10/01/32 ....................................................... 2,915,000 2,996,110
California Municipal Finance Authority ,
a,b
Revenue, 144A, 2009 A, Mandatory Put, 1.3%, 2/03/25 ..................... 1,800,000 1,726,679
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 5,800,000 4,589,654
Revenue, 2022 A-2, 6.25%, 12/01/32 ................................... 3,105,000 2,582,049
ACI Royal York, Inc., Revenue, 2020 A, 3.125%, 2/15/33 .................... 620,000 527,188
Aldersly, Revenue, 2023 B-1, Refunding, California Mortgage Insured, 4%, 11/15/28 595,000 596,506
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/29 ............... 1,350,000 1,380,171
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/30 ............... 1,165,000 1,189,621
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/33 ............... 1,070,000 1,089,991
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/35 ............... 1,000,000 1,015,913
California Home for the Aged, Inc. (The), Revenue, 2018, California Mortgage
Insured, 5%, 5/15/36 .............................................. 1,000,000 1,058,892

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
California Institute of the Arts, Revenue, 2021, 4%, 10/01/32 ................. $ 120,000 $ 114,739
California Institute of the Arts, Revenue, 2021, 4%, 10/01/33 ................. 120,000 113,970
California Institute of the Arts, Revenue, 2021, 4%, 10/01/34 ................. 155,000 145,824
California Institute of the Arts, Revenue, 2021, 4%, 10/01/35 ................. 160,000 148,573
California Institute of the Arts, Revenue, 2021, 4%, 10/01/36 ................. 185,000 168,641
California Institute of the Arts, Revenue, 2021, 4%, 10/01/37 ................. 170,000 151,665
Caritas Corp. (The), Revenue, 2021 B, Refunding, 3%, 8/15/31 ............... 105,000 93,826
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/41 ............... 590,000 509,934
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 540,000 418,364
a
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 8,125,000 7,102,352
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/30 ........................ 3,635,000 3,814,256
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/32 ........................ 1,000,000 1,044,360
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/35 ........................ 1,430,000 1,480,936
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/36 ........................ 1,260,000 1,296,013
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/38 ........................ 1,500,000 1,521,216
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/26 ............................................ 2,010,000 2,044,948
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/28 ............................................ 1,500,000 1,526,081
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/25 ............................................ 2,000,000 2,013,068
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,028,475
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/29 ............................................ 6,270,000 6,392,473
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/30 ............................................ 4,680,000 4,769,375
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/32 ............................................ 3,300,000 3,363,557
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/33 ............................................ 7,440,000 7,575,171
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/34 ............................................ 5,000,000 5,073,428
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/36 ............................................ 2,295,000 2,303,231
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/37 ............................................ 2,000,000 1,994,319
Concordia University Irvine, Revenue, 2021, 4%, 1/01/24 .................... 300,000 299,128
Concordia University Irvine, Revenue, 2021, 4%, 1/01/25 .................... 300,000 296,160
Concordia University Irvine, Revenue, 2021, 4%, 1/01/26 .................... 250,000 246,271
Concordia University Irvine, Revenue, 2021, 4%, 1/01/27 .................... 350,000 343,379
Concordia University Irvine, Revenue, 2021, 4%, 1/01/28 .................... 250,000 244,578
Concordia University Irvine, Revenue, 2021, 4%, 1/01/29 .................... 350,000 340,822
Concordia University Irvine, Revenue, 2021, 4%, 1/01/30 .................... 400,000 386,769
Concordia University Irvine, Revenue, 2021, 4%, 1/01/31 .................... 350,000 335,965
Concordia University Irvine, Revenue, 2021, 4%, 1/01/32 .................... 250,000 238,145
Concordia University Irvine, Revenue, 2021, 4%, 1/01/33 .................... 300,000 283,705
Concordia University Irvine, Revenue, 2021, 4%, 1/01/34 .................... 300,000 282,091
Concordia University Irvine, Revenue, 2021, 4%, 1/01/35 .................... 400,000 372,783
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/26 .... 210,000 206,488
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/27 .... 110,000 108,150
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/28 .... 115,000 112,409
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/29 .... 240,000 233,581
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/30 .... 125,000 114,074
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/31 .... 265,000 239,243
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/32 .... 280,000 249,817

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Congregational Homes, Inc. Obligated Group, Revenue, 2022 B-1, 2.75%, 11/15/27 $ 525,000 $ 501,266
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/26 ............. 1,085,000 1,114,766
a
IH Lakes Concord LLC, Revenue, 144A, 2022 A-1, 4.375%, 12/01/32 ........... 15,000,000 12,720,159
a
IH Lakes Concord LLC, Revenue, 144A, 2022 A-2, 6.75%, 12/01/32 ............ 930,000 794,211
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/30 ....................................................... 995,000 998,953
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/24 ... 1,000,000 1,007,574
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/32 ... 6,625,000 6,786,003
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 6/30/25 1,000,000 1,002,874
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/34 3,000,000 3,054,359
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/35 5,500,000 5,574,926
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/36 10,570,000 10,651,709
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 2,930,000 2,937,659
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 7,600,000 7,601,813
a
NCCD-Claremont Properties LLC, Revenue, 144A, 2023 A, Refunding, 5%, 7/01/35 3,960,000 3,796,630
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/25 .... 1,000,000 997,553
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/26 .... 900,000 897,090
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/27 .... 1,300,000 1,300,101
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/28 .... 1,400,000 1,402,114
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/29 .. 1,000,000 1,008,307
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/30 .... 1,350,000 1,341,439
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/31 .. 1,250,000 1,253,132
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/36 .. 4,620,000 4,357,120
Northern California Retired Officers Community, Revenue, 2016, Refunding,
California Mortgage Insured, 5%, 1/01/37 .............................. 1,310,000 1,352,474
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/27 ....................................................... 100,000 103,665
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/28 ....................................................... 250,000 261,786
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/29 ....................................................... 250,000 263,719
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/30 ....................................................... 210,000 223,131
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/31 ....................................................... 435,000 465,401
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/33 ....................................................... 1,200,000 1,291,841
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/34 ....................................................... 1,430,000 1,579,420
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/35 ....................................................... 1,200,000 1,315,954
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/36 ....................................................... 1,550,000 1,682,575
Pilgrim Place in Claremont, Revenue, 2016 A, Refunding, California Mortgage
Insured, 5%, 5/15/31 .............................................. 2,750,000 2,888,441
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.25%, 12/01/27 .................................... 3,440,000 3,444,409
System Management Group, Revenue, 2019 A, 5%, 4/01/35 ................. 1,780,000 1,848,120
System Management Group, Revenue, 2019 A, 5%, 4/01/37 ................. 2,945,000 3,020,540
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/31 ............. 1,000,000 1,029,278
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/32 ............. 1,000,000 1,029,219
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/33 ............. 1,010,000 1,039,425
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/35 ............. 1,440,000 1,477,256
a
California Pollution Control Financing Authority ,
Poseidon Resources Channelside LP, Revenue, 144A, 2019, Refunding, 5%, 7/01/29 4,350,000 4,466,381
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/26 ....... 2,680,000 2,740,441

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
a
California Pollution Control Financing Authority, (continued)
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/27 ....... $ 4,170,000 $ 4,288,578
California Public Finance Authority ,
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/23 ....................................................... 285,000 284,919
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/24 ....................................................... 380,000 376,270
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/25 ....................................................... 400,000 392,804
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/26 ....................................................... 420,000 409,699
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/27 ....................................................... 400,000 388,501
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/28 ....................................................... 360,000 347,449
b
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 B, Mandatory Put,
4%, 10/15/31 ................................................... 690,000 641,967
a
California School Finance Authority ,
Revenue, 144A, 2022 A, Refunding, 4%, 10/01/27 ......................... 570,000 552,584
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/32 ......................... 755,000 767,098
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/32 .... 640,000 647,052
Camino Nuevo Charter Academy Obligated Group, Revenue, 144A, 2023 A,
Refunding, 5%, 6/01/33 ............................................ 1,655,000 1,625,969
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/26 . 300,000 300,905
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/27 . 320,000 322,295
Green Dot Public Schools Obligated Group, Revenue, 144A, 2022 A, Refunding, 5%,
8/01/32 ........................................................ 750,000 756,872
Green Dot Public Schools Obligated Group, Revenue, 144A, 2022 A, Refunding,
5.375%, 8/01/42 ................................................. 1,500,000 1,477,452
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/24 100,000 100,162
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/25 105,000 105,163
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/26 110,000 110,942
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/27 100,000 101,454
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/28 100,000 101,945
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/29 100,000 102,187
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/30 100,000 102,254
STEM Preparatory Schools - Obligated Group, Revenue, 144A, 2023 A, 5%, 6/01/33 300,000 297,427
California State Public Works Board ,
Revenue, 2021 A, Refunding, 5%, 2/01/31 ............................... 2,175,000 2,378,614
State of California Department of Corrections & Rehabilitation, Revenue, 2014 A, 5%,
9/01/26 ........................................................ 10,000,000 10,118,111
State of California Department of Corrections & Rehabilitation, Revenue, 2014 D,
5%, 9/01/26 .................................................... 6,835,000 6,915,729
California State University ,
Revenue, 2016 A, Refunding, 5%, 11/01/29 .............................. 16,000,000 16,575,856
Revenue, 2016 A, Refunding, 5%, 11/01/30 .............................. 5,000,000 5,172,203
California Statewide Communities Development Authority ,
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/34 ........ 750,000 803,446
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/37 ........ 735,000 773,789
Special Tax, 2023 A, 5%, 9/01/36 ...................................... 460,000 448,958
Special Tax, 2023 A, 5%, 9/01/43 ...................................... 215,000 198,406
Aldersly Obligated Group, Revenue, 2015 A, ETM, 4.5%, 5/15/25 .............. 420,000 422,748
Community Facilities District No. 2020-02 Improvement Area No. 2, Special Tax,
2022, 5.125%, 9/01/42 ............................................ 500,000 480,743
Community Facilities District No. 2021-1, Special Tax, 2023, 4.75%, 9/01/38 ...... 500,000 475,138
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/24 .................................................... 400,000 401,288

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/25 .................................................... $ 615,000 $ 619,923
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/26 .................................................... 400,000 404,216
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/27 .................................................... 670,000 680,894
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/28 .................................................... 425,000 434,041
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/29 .................................................... 725,000 743,212
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/30 .................................................... 450,000 462,154
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/31 .................................................... 450,000 464,233
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/32 .................................................... 1,470,000 1,518,211
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/33 .................................................... 1,520,000 1,565,729
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/34 .................................................... 1,565,000 1,615,365
Hebrew Home for Aged Disabled, Revenue, 2016, California Mortgage Insured, 5%,
11/01/36 ....................................................... 9,000,000 9,313,012
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/26 ....................................... 1,000,000 1,014,360
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/28 ....................................... 1,250,000 1,267,949
Poway RHF Housing, Inc., Revenue, 2013 A, Pre-Refunded, California Mortgage
Insured, 5%, 11/15/28 ............................................. 500,000 500,717
Redwoods (The), A Community of Seniors, Revenue, 2013, Pre-Refunded, California
Mortgage Insured, 5%, 11/15/28 ..................................... 1,000,000 1,001,434
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,314,442
Carson Public Financing Authority ,
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/25 ........................................................ 1,000,000 1,009,972
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/31 ........................................................ 1,000,000 1,026,307
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5%, 9/01/30 ...................................... 1,280,000 1,309,454
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 4.5%, 9/01/31 .................................... 725,000 709,906
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 4.625%, 9/01/32 ................................... 755,000 744,914
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 4.75%, 9/01/34 ................................... 1,620,000 1,611,411
Chino Valley Unified School District ,
GO, 2020 B, 5%, 8/01/35 ............................................ 100,000 108,317
GO, 2020 B, 5%, 8/01/36 ............................................ 125,000 134,371
GO, 2020 B, 5%, 8/01/37 ............................................ 250,000 266,553
GO, 2020 B, 5%, 8/01/38 ............................................ 350,000 370,958
GO, 2020 B, 5%, 8/01/39 ............................................ 400,000 422,408
City & County of San Francisco , GO , 2021 B-1 , 4% , 6/15/37 ...................
2,000,000 1,980,332
City of Chula Vista , Community Facilities District No. 16-1 Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................. 2,000,000 1,681,063
City of Clovis ,
Sewer, Revenue, 2013, Refunding, BAM Insured, 5%, 8/01/28 ................ 1,200,000 1,200,817

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Clovis, (continued)
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/26 ................ $ 2,620,000 $ 2,625,791
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/27 ................ 1,000,000 1,002,210
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 4 ,
Special Tax , 2022 , 5% , 9/01/37 ....................................... 955,000 934,775
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/32 ........... 250,000 237,011
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/36 ........... 550,000 500,178
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/40 ........... 625,000 534,819
Community Facilities District No. 87, Special Tax, 2021, 4%, 9/01/41 ........... 400,000 347,758
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/40 ........... 550,000 472,299
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,009,423
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Improvement Area KK, Special Tax, 2021,
4%, 9/01/46 .................................................... 400,000 318,437
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/41 ........ 350,000 300,597
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/46 ........ 450,000 367,287
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/51 ........ 700,000 550,608
City of Lincoln , Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% ,
9/01/37 ......................................................... 1,215,000 1,171,800
City of Long Beach ,
Harbor, Revenue, 2019 A, 5%, 5/15/38 .................................. 2,000,000 2,098,561
Marina System, Revenue, 2015, 5%, 5/15/27 ............................. 1,285,000 1,290,140
Marina System, Revenue, 2015, 5%, 5/15/32 ............................. 1,250,000 1,256,092
City of Los Angeles ,
Revenue, 2018 C, 5%, 5/15/35 ........................................ 5,800,000 5,930,758
Department of Airports, Revenue, 2017 A, 5%, 5/15/31 ...................... 2,815,000 2,886,061
Department of Airports, Revenue, 2018 B, Refunding, 5%, 5/15/32 ............. 3,325,000 3,455,212
Department of Airports, Revenue, 2018 D, Refunding, 5%, 5/15/31 ............. 2,900,000 3,019,531
Department of Airports, Revenue, 2019 D, 5%, 5/15/31 ..................... 2,685,000 2,779,307
Department of Airports, Revenue, 2019 D, 5%, 5/15/36 ..................... 2,500,000 2,557,939
Department of Airports, Revenue, 2019 F, 5%, 5/15/37 ...................... 5,715,000 5,819,583
Department of Airports, Revenue, 2019 F, 5%, 5/15/38 ...................... 4,500,000 4,554,117
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/32 ............. 3,205,000 3,509,998
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/33 ............. 3,000,000 3,281,584
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 2,115,000 2,297,461
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 7,380,000 7,906,734
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 5,485,000 5,803,443
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/28 ............. 300,000 311,172
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/29 ............. 250,000 260,661
Department of Airports, Revenue, 2022 C, Refunding, 4%, 5/15/39 ............. 2,800,000 2,576,235
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/36 .......... 1,325,000 1,434,136
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/37 .......... 9,960,000 10,682,758
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/38 .......... 1,080,000 1,147,234
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/40 .......... 580,000 612,486
Wastewater System, Revenue, 2013 A, Refunding, 5%, 6/01/27 ............... 9,145,000 9,149,341
City of Menifee ,
Community Facilities District No. 2021-1, Special Tax, 2023 A, 5%, 9/01/43 ...... 240,000 229,485
Community Facilities District No. 2021-1, Special Tax, 2023 A, 5%, 9/01/48 ...... 325,000 302,969
Community Facilities District No. 2021-1, Special Tax, 2023 A, 5%, 9/01/53 ...... 750,000 688,408
City of Newport Beach ,
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2%, 9/02/34 . 230,000 162,065
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/35 ........................................................ 235,000 162,747
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/36 ........................................................ 240,000 159,939

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Newport Beach, (continued)
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/24 . $ 125,000 $ 125,358
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/25 . 150,000 150,797
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/26 . 220,000 220,822
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/27 . 250,000 250,174
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/28 . 250,000 248,469
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/29 . 275,000 271,668
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/30 . 225,000 220,904
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/31 . 260,000 254,140
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/32 . 280,000 271,996
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/33 . 225,000 217,764
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4.125%,
9/02/38 ........................................................ 625,000 575,865
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 5%, 9/02/43 . 725,000 726,079
City of Ontario , Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/37 .
350,000 347,026
City of Palm Desert ,
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/26 ............................................ 570,000 557,532
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/31 ............................................ 800,000 756,777
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/37 ............................................ 1,200,000 1,053,574
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/28 ............................ 895,000 900,133
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/29 ............................ 1,155,000 1,161,506
City of Pasadena , Water , Revenue , 2020 A , Refunding , 5% , 6/01/38 .............
1,480,000 1,547,729
City of Porterville ,
Water, COP, 2021, AGMC Insured, 4%, 8/15/35 ........................... 230,000 228,139
Water, COP, 2021, AGMC Insured, 4%, 8/15/36 ........................... 200,000 194,095
Water, COP, 2021, AGMC Insured, 4%, 8/15/37 ........................... 175,000 164,593
City of Rancho Cordova , Arista Del Sol Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5% , 9/01/38 .................... 250,000 242,513
c
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2023 , 5% , 9/01/38 1,445,000 1,419,268
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/28 ......................... 3,870,000 3,973,327
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/29 ......................... 4,670,000 4,793,802
Water, Revenue, 2019 A, Refunding, 5%, 10/01/37 ......................... 7,295,000 7,726,644
City of Sacramento ,
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/26 .................................................... 615,000 622,875
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/28 .................................................... 1,220,000 1,239,523
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/29 .................................................... 1,555,000 1,578,612
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/30 .................................................... 1,045,000 1,059,647
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/31 .................................................... 1,800,000 1,822,185
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/34 .................... 1,485,000 1,562,891
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/35 .................... 2,000,000 2,098,502
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/37 .................... 2,250,000 2,335,207
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 4/01/26 ........................... 1,265,000 1,278,035
Electric System, Revenue, 2021 A, 5%, 10/01/26 .......................... 1,670,000 1,692,973
Electric System, Revenue, 2021 A, 5%, 4/01/28 ........................... 2,000,000 2,049,086

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Vernon, (continued)
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/24 .................. $ 700,000 $ 702,427
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/25 .................. 500,000 503,390
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/26 .................. 605,000 612,560
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/30 .................. 1,105,000 1,144,560
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,510,000 1,535,029
a
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 2,400,000 1,850,877
Compton Community Redevelopment Agency ,
Successor Agency, Tax Allocation, 2022 A, Refunding, AGMC Insured, 5%, 8/01/37 4,090,000 4,266,437
Successor Agency, Tax Allocation, 2022 A, Refunding, AGMC Insured, 5%, 8/01/42 3,115,000 3,199,344
Contra Costa Water District , Revenue , T , Refunding , 5% , 10/01/26 ..............
3,400,000 3,446,493
Corona-Norco Unified School District , GO , 2011 E , 5.3% , 8/01/25 ...............
4,645,000 4,781,967
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/35 ................... 1,000,000 1,027,366
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/36 ................... 2,000,000 2,047,995
County of San Diego ,
Community Facilities District No. 2008-01 Area No. 1, Special Tax, 2020 A, 4%,
9/01/37 ........................................................ 175,000 157,024
Community Facilities District No. 2008-01 Area No. 1, Special Tax, 2020 A, 4%,
9/01/38 ........................................................ 375,000 331,109
Community Facilities District No. 2008-01 Area No. 1, Special Tax, 2020 A, 4%,
9/01/40 ........................................................ 115,000 98,985
Community Facilities District No. 2008-01 Area No. 2, Special Tax, 2020 A, 4%,
9/01/35 ........................................................ 50,000 46,610
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 7,278,623
Oceanaire Apartments, Revenue, 144A, 2021 A-1, 3.2%, 9/01/46 .............. 7,500,000 4,930,985
Towne at Glendale Apartments, Revenue, 144A, 2022 B, 5%, 9/01/37 .......... 12,300,000 11,604,089
Del Mar Race Track Authority ,
Revenue, 2015, Refunding, 5%, 10/01/23 ................................ 1,510,000 1,510,000
Revenue, 2015, Refunding, 5%, 10/01/28 ................................ 1,925,000 1,890,028
Revenue, 2015, Refunding, 5%, 10/01/30 ................................ 1,125,000 1,091,429
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,365,709
East Bay Municipal Utility District ,
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/25 ............... 2,845,000 2,912,332
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/26 ............... 3,650,000 3,791,560
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/27 ............... 1,500,000 1,585,533
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/29 ............... 1,000,000 1,091,365
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/29 ................... 5,000,000 5,128,943
El Dorado Irrigation District ,
COP, 2020 A, 5%, 3/01/34 ........................................... 375,000 405,674
COP, 2020 A, 5%, 3/01/37 ........................................... 325,000 343,347
COP, 2020 A, 5%, 3/01/38 ........................................... 750,000 784,136
COP, 2020 A, 5%, 3/01/39 ........................................... 720,000 750,732
Revenue, 2016 C, Pre-Refunded, 5%, 3/01/31 ............................ 2,500,000 2,590,174
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,160,083
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 23,648,230 18,515,306
Foothill-De Anza Community College District ,
GO, 2015, Refunding, 5%, 8/01/27 ..................................... 1,250,000 1,283,173
GO, 2015, Refunding, 5%, 8/01/28 ..................................... 2,500,000 2,566,980
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/25 .......................... 2,500,000 2,481,524

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, (continued)
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/26 .......................... $ 3,760,000 $ 3,853,513
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/27 .......................... 6,395,000 6,702,727
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/29 .............. 19,895,000 21,256,337
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/26 ..................... 305,000 309,703
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/27 ..................... 350,000 358,614
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/28 ..................... 320,000 331,391
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/29 ..................... 360,000 375,801
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/30 ..................... 400,000 420,309
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/31 ..................... 470,000 496,445
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/32 ..................... 300,000 297,903
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/33 ..................... 445,000 441,179
Golden State Tobacco Securitization Corp. , Revenue , 2018 A-1 , Pre-Refunded , 5% ,
6/01/35 ......................................................... 9,000,000 9,622,377
Imperial Irrigation District ,
Electric System, Revenue, 2019, Refunding, 5%, 11/01/33 ................... 1,000,000 1,071,333
Electric System, Revenue, 2019, Refunding, 5%, 11/01/34 ................... 1,100,000 1,173,538
Electric System, Revenue, 2019, Refunding, 5%, 11/01/35 ................... 1,520,000 1,613,826
Electric System, Revenue, 2019, Refunding, 5%, 11/01/37 ................... 3,885,000 4,056,875
Independent Cities Finance Authority ,
Augusta Communities LLC, Revenue, 2022 A, Refunding, 5.25%, 5/15/56 ....... 2,010,000 2,022,822
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/41 ............. 1,395,000 1,071,759
Millennium Housing LLC, Revenue, 2022, Refunding, 3.7%, 9/15/32 ............ 920,000 887,920
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/30 ............. 1,575,000 1,607,918
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/27 ...................................... 1,735,000 1,703,512
Special Tax, 2020 A, 4%, 9/01/28 ...................................... 1,130,000 1,104,408
Special Tax, 2020 A, 5%, 9/01/30 ...................................... 1,900,000 1,975,639
Special Tax, 2020 A, 5%, 9/01/31 ...................................... 1,830,000 1,884,961
Special Tax, 2020 A, 5%, 9/01/32 ...................................... 750,000 768,427
Special Tax, 2020 A, 4%, 9/01/33 ...................................... 2,095,000 1,988,816
Special Tax, 2020 A, 4%, 9/01/35 ...................................... 1,450,000 1,354,203
Special Tax, 2020 A, 4%, 9/01/36 ...................................... 2,625,000 2,403,674
Special Tax, 2020 A, 4%, 9/01/37 ...................................... 2,695,000 2,418,170
Special Tax, 2020 A, 4%, 9/01/39 ...................................... 2,890,000 2,512,209
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/29 ........ 185,000 192,638
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/30 ........ 210,000 219,301
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/31 ........ 175,000 182,543
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/32 ........ 185,000 192,959
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/33 ........ 195,000 203,359
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/34 ........ 225,000 234,297
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/36 ........ 265,000 272,798
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/37 ........ 280,000 252,019
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/38 ........ 270,000 238,657
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/39 ........ 315,000 274,751
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/40 ........ 350,000 301,968
Jurupa Public Financing Authority ,
Special Tax, 2014 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,010,988
Special Tax, 2014 A, Refunding, 5%, 9/01/28 ............................. 1,275,000 1,289,124
Special Tax, 2014 A, Refunding, 5%, 9/01/29 ............................. 530,000 535,681
Special Tax, 2015 A, Refunding, 5%, 9/01/26 ............................. 1,855,000 1,894,894
Special Tax, 2015 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,023,962
Special Tax, 2015 A, Refunding, 5%, 9/01/28 ............................. 1,025,000 1,051,708
Special Tax, 2015 A, Refunding, 5%, 9/01/29 ............................. 1,155,000 1,186,274
Special Tax, 2015 A, Refunding, 5%, 9/01/30 ............................. 1,510,000 1,551,630
Special Tax, 2015 A, Refunding, 5%, 9/01/31 ............................. 1,190,000 1,222,518
Special Tax, 2015 A, Refunding, 5%, 9/01/32 ............................. 2,505,000 2,573,417

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Jurupa Public Financing Authority, (continued)
Special Tax, 2015 A, Refunding, 5%, 9/01/33 ............................. $ 2,635,000 $ 2,719,608
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/32 .................. 700,000 699,033
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/36 .................. 1,175,000 1,148,613
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,041,487
Lake Elsinore Unified School District , Community Facilities District No. 2007-2 , Special
Tax , 2021 , 4% , 9/01/45 ............................................. 760,000 597,160
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,610,631
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5%, 9/01/27 ............................ 1,385,000 1,385,429
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/29 .......................... 800,000 800,423
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax, Revenue, 2014 A, Refunding, 5%, 7/01/26 ....................... 6,315,000 6,377,850
Sales Tax, Revenue, 2014 A, Refunding, 5%, 7/01/27 ....................... 6,630,000 6,695,009
Sales Tax, Revenue, 2017 A, 5%, 7/01/39 ............................... 7,520,000 7,784,546
Sales Tax, Revenue, 2021 A, 4%, 6/01/35 ............................... 1,485,000 1,516,931
Los Angeles Department of Water ,
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/40 ................... 7,000,000 7,466,512
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/41 ................... 3,535,000 3,756,926
Los Angeles Department of Water & Power ,
Power System, Revenue, 2014 C, 5%, 7/01/27 ............................ 10,000,000 10,091,437
Power System, Revenue, 2014 D, 5%, 7/01/26 ............................ 2,600,000 2,623,010
Power System, Revenue, 2016 B, 5%, 7/01/30 ............................ 3,000,000 3,094,766
Power System, Revenue, 2016 B, 5%, 7/01/31 ............................ 6,700,000 6,909,467
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/34 ................... 23,350,000 24,335,986
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/39 ................... 2,860,000 3,057,470
Water System, Revenue, 2014 A, 5%, 7/01/31 ............................ 4,690,000 4,727,721
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/37 ................... 10,450,000 10,698,053
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/34 ................... 2,500,000 2,675,483
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/38 ................... 4,500,000 4,713,968
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/33 ................... 1,410,000 1,554,660
Los Angeles Unified School District ,
GO, 2016 A, Refunding, 5%, 7/01/29 ................................... 5,000,000 5,121,813
GO, 2016 B, Refunding, 5%, 7/01/30 ................................... 30,000,000 31,133,265
GO, 2020 RYQ, 4%, 7/01/38 ......................................... 5,000,000 4,863,101
Manteca Unified School District , Community Facilities District No. 1989-2 , Special Tax ,
2013 F , AGMC Insured , 5% , 9/01/26 .................................... 1,280,000 1,280,920
Martinez Unified School District , GO , 2011 , Refunding , 5.375% , 8/01/26 ..........
3,435,000 3,476,292
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/36 .................................................... 500,000 454,262
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/41 .................................................... 800,000 670,595
Community Facilities District No. 2011-1 Improvement Area No. 6, Special Tax, 2021,
4%, 9/01/36 .................................................... 445,000 408,281
Community Facilities District No. 2011-1 Improvement Area No. 6, Special Tax, 2021,
4%, 9/01/46 .................................................... 875,000 715,165
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5%, 9/01/37 .................................................... 1,100,000 1,094,990
Menifee Union School District Public Financing Authority ,
Special Tax, 2016 A, Refunding, 5%, 9/01/25 ............................. 1,200,000 1,221,184
Special Tax, 2017 A, 5%, 9/01/25 ...................................... 1,405,000 1,429,802
Special Tax, 2017 A, 5%, 9/01/28 ...................................... 1,250,000 1,290,736
Special Tax, 2017 A, 5%, 9/01/30 ...................................... 1,550,000 1,600,993
Metropolitan Water District of Southern California ,
Revenue, 2014 E, Refunding, 5%, 7/01/24 ............................... 1,110,000 1,121,292

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Metropolitan Water District of Southern California, (continued)
Revenue, 2020 C, Refunding, 5%, 7/01/38 ............................... $ 12,500,000 $ 13,433,405
Moreno Valley Unified School District ,
GO, 2007, Refunding, NATL Insured, Zero Cpn., 8/01/24 .................... 7,500,000 7,243,418
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/31 ........ 120,000 113,443
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/32 ........ 130,000 122,162
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/33 ........ 140,000 130,787
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/38 ..... 200,000 142,290
Mount San Antonio Community College District , GO , 2013 A , 5.875% , 8/01/28 ......
6,000,000 6,601,022
Mountain House Public Financing Authority ,
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/32 ....................................................... 400,000 403,300
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/33 ....................................................... 325,000 326,782
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/34 ....................................................... 300,000 301,047
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/29 .................................... 2,595,000 2,418,981
COP, 2020, Refunding, 4%, 9/15/30 .................................... 2,700,000 2,487,914
COP, 2020, Refunding, 4%, 9/15/31 .................................... 2,805,000 2,553,248
COP, 2020, Refunding, 4%, 9/15/32 .................................... 1,600,000 1,444,176
Port of Oakland ,
Revenue, 2017 D, Refunding, 5%, 11/01/28 .............................. 2,250,000 2,321,963
Revenue, 2021 H, Refunding, 5%, 11/01/29 .............................. 2,000,000 2,099,837
Poway Unified School District ,
Community Facilities District No. 16 Area A, Special Tax, 2020, AGMC Insured, 5%,
9/01/32 ........................................................ 100,000 107,101
Community Facilities District No. 16 Area A, Special Tax, 2020, AGMC Insured, 4%,
9/01/34 ........................................................ 500,000 495,512
Community Facilities District No. 16 Area A, Special Tax, 2020, AGMC Insured, 4%,
9/01/36 ........................................................ 715,000 694,036
Community Facilities District No. 16 Area A, Special Tax, 2020, AGMC Insured, 4%,
9/01/40 ........................................................ 965,000 898,249
Poway Unified School District Public Financing Authority ,
Special Tax, 2014, BAM Insured, 5%, 10/01/31 ............................ 1,700,000 1,701,196
Special Tax, 2014, BAM Insured, 5%, 10/01/32 ............................ 1,845,000 1,846,284
Special Tax, 2017 A, Refunding, 5%, 9/01/27 ............................. 1,375,000 1,423,961
Special Tax, 2017 A, Refunding, 5%, 9/01/30 ............................. 2,225,000 2,301,254
River Islands Public Financing Authority , Lathrop Irrigation District Electric , Revenue ,
2020 , AGMC Insured , 4% , 9/01/40 ..................................... 1,665,000 1,539,508
Riverside County Transportation Commission ,
Sales Tax, Revenue, 2017 B, Refunding, 5%, 6/01/38 ....................... 2,805,000 2,905,500
Sales Tax, Revenue, 2017 B, Refunding, 5%, 6/01/39 ....................... 5,000,000 5,163,736
Riverside Unified School District , Community Facilities District No. 33 , Special Tax ,
2021 , 4% , 9/01/45 ................................................. 375,000 304,833
a
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 5,000,000 4,504,650
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,067,524
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/27 1,000,000 1,014,132
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/28 1,960,000 1,988,844
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/29 2,130,000 2,158,043
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/30 2,310,000 2,336,876
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/31 2,495,000 2,521,643
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/32 2,690,000 2,718,160
c
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/38 .................................................... 250,000 248,885

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Romoland School District, (continued)
c
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/43 .................................................... $ 440,000 $ 425,959
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/36 . 1,130,000 1,144,434
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/41 .................................................... 430,000 378,912
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/46 .................................................... 1,300,000 1,078,976
Sacramento County Sanitation Districts Financing Authority , Sacramento Regional
County Sanitation District , Revenue , 2014 A , Refunding , 5% , 12/01/29 .......... 2,000,000 2,018,643
Sacramento Municipal Utility District , Revenue , 2020 H , 5% , 8/15/38 .............
685,000 732,446
San Bernardino County Transportation Authority ,
Sales Tax, Revenue, 2014 A, 5%, 3/01/30 ............................... 2,685,000 2,697,853
Sales Tax, Revenue, 2014 A, 5%, 3/01/31 ............................... 5,090,000 5,114,366
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/35 ............................... 7,500,000 8,033,703
Revenue, 2019 A, Refunding, 5%, 7/01/39 ............................... 6,500,000 6,813,554
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 4,000,000 4,146,333
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 5% , 8/01/34 ........................................ 850,000 933,929
San Francisco Bay Area Rapid Transit District ,
GO, 2013 C, 5%, 8/01/27 ............................................ 2,640,000 2,642,040
GO, 2013 C, 5%, 8/01/28 ............................................ 3,500,000 3,502,677
GO, 2020 C-1, 4%, 8/01/33 .......................................... 2,250,000 2,298,036
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/36 ............................... 4,000,000 4,101,256
Revenue, Second Series, 2019 E, 5%, 5/01/35 ............................ 2,000,000 2,062,677
Revenue, Second Series, 2019 E, 5%, 5/01/37 ............................ 1,000,000 1,018,474
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/35 ................ 1,000,000 1,031,117
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/36 ................ 1,000,000 1,026,129
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... 9,220,000 8,607,961
San Francisco City & County Redevelopment Agency Successor Agency ,
Hotel Tax, Revenue, 2011, Refunding, AGMC Insured, 5%, 6/01/24 ............ 3,680,000 3,682,789
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/30 ...................................... 1,080,000 1,092,508
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/34 ...................................... 1,110,000 1,124,823
c
San Jacinto Unified School District , Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.25% , 9/01/48 ................. 350,000 343,175
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,194,535
San Joaquin Hills Transportation Corridor Agency , Revenue , 1997 A , Refunding , NATL
Insured , Zero Cpn., 1/15/26 .......................................... 19,000,000 17,163,857
San Mateo County Transit District ,
Sales Tax, Revenue, 2015 A, Refunding, 5%, 6/01/28 ....................... 3,000,000 3,073,843
Sales Tax, Revenue, 2015 A, Refunding, 5%, 6/01/29 ....................... 4,300,000 4,402,487
San Mateo Foster City Public Financing Authority , City of San Mateo Sewer , Revenue ,
2019 , 5% , 8/01/34 ................................................. 1,000,000 1,086,192
San Ysidro School District ,
COP, 2015, Refunding, BAM Insured, 5%, 9/01/29 ......................... 1,100,000 1,127,326
COP, 2015, Refunding, BAM Insured, 5%, 9/01/31 ......................... 1,000,000 1,024,146
COP, 2015, Refunding, BAM Insured, 5%, 9/01/33 ......................... 1,050,000 1,074,666

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. $ 4,475,000 $ 4,567,072
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/24 ................................. 240,000 238,706
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 100,000 98,430
Revenue, 2020, Refunding, 5%, 7/01/28 ................................. 660,000 681,652
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 520,000 537,812
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/29 .................. 1,000,000 1,037,987
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/33 .................. 1,200,000 1,247,281
Southern California Public Power Authority , Revenue , 2015 C , Refunding , 5% , 7/01/26
5,000,000 5,083,173
State of California ,
GO, Refunding, 5%, 12/01/27 ......................................... 10,000,000 10,599,126
GO, Refunding, 5%, 4/01/29 ......................................... 3,190,000 3,427,436
GO, Refunding, 5%, 9/01/29 ......................................... 1,000,000 1,040,492
GO, Refunding, 5%, 11/01/29 ......................................... 5,000,000 5,406,095
GO, 5%, 4/01/30 .................................................. 3,725,000 4,001,036
GO, Refunding, 5%, 11/01/30 ......................................... 15,540,000 16,982,452
GO, Refunding, 5%, 10/01/32 ......................................... 5,780,000 6,219,046
GO, 2014, Refunding, 5%, 12/01/27 .................................... 5,000,000 5,010,644
GO, 2014, Refunding, 5%, 12/01/28 .................................... 5,000,000 5,010,644
State of California Department of Water Resources ,
Revenue, AS, ETM, 5%, 12/01/24 ..................................... 35,000 35,608
Revenue, AS, 5%, 12/01/24 .......................................... 11,090,000 11,275,220
Revenue, AS, 5%, 12/01/25 .......................................... 6,125,000 6,218,205
Revenue, AS, Pre-Refunded, 5%, 12/01/25 .............................. 5,000 5,087
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 45,000 45,782
Revenue, BA, Pre-Refunded, 5%, 12/01/35 .............................. 12,180,000 13,246,802
Revenue, BB, Refunding, 5%, 12/01/33 ................................. 3,290,000 3,653,816
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/38 .... 1,300,000 1,230,715
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/36 ............................................ 1,600,000 1,663,582
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/37 ............................................ 1,000,000 1,032,014
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/38 ............................................ 500,000 512,868
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/30 ........................... 500,000 516,017
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/32 ........................... 500,000 513,074
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/33 ........................... 1,000,000 1,025,969
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/34 ........................... 1,050,000 1,075,389
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/30 .................................................... 1,000,000 1,020,280
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/32 .................................................... 1,565,000 1,596,050
University of California ,
Revenue, 2014 AM, 5%, 5/15/27 ...................................... 3,000,000 3,025,050
Revenue, 2014 AM, 5%, 5/15/28 ...................................... 1,835,000 1,850,882
Revenue, 2016 K, 5%, 5/15/37 ........................................ 1,000,000 1,025,185

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Val Verde Unified School District ,
Community Facilities District No. 2018-2 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/43 .................................................... $ 555,000 $ 530,685
Community Facilities District No. 2018-2 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/48 .................................................... 625,000 580,236
Community Facilities District No. 2018-2 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/54 .................................................... 1,000,000 916,825
Washington Township Health Care District ,
Revenue, 2020 A, Refunding, 5%, 7/01/24 ............................... 200,000 200,325
Revenue, 2020 A, Refunding, 5%, 7/01/25 ............................... 215,000 216,155
Revenue, 2020 A, Refunding, 5%, 7/01/26 ............................... 275,000 278,700
Revenue, 2020 A, Refunding, 5%, 7/01/27 ............................... 400,000 406,918
Revenue, 2020 A, Refunding, 5%, 7/01/28 ............................... 400,000 408,979
Revenue, 2020 A, Refunding, 5%, 7/01/29 ............................... 350,000 358,543
Revenue, 2020 A, Refunding, 5%, 7/01/30 ............................... 325,000 334,031
Revenue, 2020 A, Refunding, 5%, 7/01/31 ............................... 350,000 357,634
Revenue, 2020 A, Refunding, 3%, 7/01/32 ............................... 800,000 656,617
Revenue, 2020 A, Refunding, 4%, 7/01/33 ............................... 275,000 255,982
Revenue, 2020 A, Refunding, 3%, 7/01/34 ............................... 870,000 676,917
Revenue, 2020 A, Refunding, 4%, 7/01/35 ............................... 300,000 270,302
Revenue, 2020 A, Refunding, 3%, 7/01/36 ............................... 1,400,000 1,028,953
Revenue, 2020 A, Refunding, 3%, 7/01/37 ............................... 725,000 513,863
Revenue, 2020 A, Refunding, 3%, 7/01/38 ............................... 750,000 514,207
Revenue, 2023 A, 5%, 7/01/40 ........................................ 400,000 375,275
Revenue, 2023 A, 5%, 7/01/41 ........................................ 375,000 348,429
Revenue, 2023 A, 5%, 7/01/42 ........................................ 325,000 299,257
Revenue, 2023 A, 5%, 7/01/43 ........................................ 275,000 251,277
West Basin Municipal Water District ,
Revenue, 2016 A, Refunding, 5%, 8/01/32 ............................... 1,975,000 2,047,803
Revenue, 2016 A, Refunding, 5%, 8/01/33 ............................... 2,630,000 2,727,284
Revenue, 2021 A, Refunding, 5%, 8/01/34 ............................... 1,635,000 1,800,411
1,291,752,015
Wisconsin 0.7%
a
Public Finance Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 ,
5.25% , 12/01/23 ................................................... 9,000,000 9,004,590
U.S. Territories 0.5%
Puerto Rico 0.5%
HTA TRRB Custodial Trust , Revenue , 2007 N , 5.25% , 7/01/36 ..................
2,200,000 2,208,748
Puerto Rico Electric Power Authority ,
c,d
Revenue, 6%, 7/01/41 .............................................. 562,159 562,159
c,d
Revenue, 7.125%, 7/01/59 ........................................... 2,730,152 2,730,152
e
Revenue, WW, 5.375%, 7/01/23 ....................................... 5,000,000 1,250,000
6,751,059
Total U.S. Territories .................................................................... 6,751,059
Total Municipal Bonds (Cost $1,367,453,155) ...................................
1,307,507,664

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 19 .
a a
Shares a Value
a a a a a
Escrows and Litigation Trusts 0.0%
†
d,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 254,001 $ 203,200
Total Escrows and Litigation Trusts (Cost $–) ...................................
203,200
Total Long Term Investments (Cost $1,367,453,155) .............................
1,307,710,864
a
a a a a
Short Term Investments 0.7%
Principal
Amount
Municipal Bonds 0.7%
California 0.7%
g
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 2.25% ,
9/01/38 ......................................................... $ 5,000,000 5,000,000
g
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 3.2%, 5/15/48 ................... 2,300,000 2,300,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 3.25%, 5/15/48 .......... 1,000,000 1,000,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 3.1%, 5/15/48 ........... 300,000 300,000
8,600,000
Total Municipal Bonds (Cost $8,600,000) .......................................
8,600,000
Total Short Term Investments (Cost $8,600,000 ) .................................
8,600,000
a
Total Investments (Cost $1,376,053,155) 100.0% ................................
$1,316,310,864
Other Assets, less Liabilities 0.0%
†
............................................
1,251,007
Net Assets 100.0% ...........................................................
$1,317,561,871
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $100,920,908, representing 7.7% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis.
d
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Non-income producing.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin California Intermediate Term Tax Free Income Fund
(Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standard Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin California Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin California Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds :
California ............................. $ — $ 1,291,752,015 $ — $ 1,291,752,015
Wisconsin ............................ — 9,004,590 — 9,004,590
U.S. Territories ..........................
Puerto Rico ........................... — 3,458,748 3,292,311 6,751,059
Escrows and Litigation Trusts ............... — — 203,200 203,200
Short Term Investments ................... — 8,600,000 — 8,600,000
Total Investments in Securities ........... $— $1,312,815,353 $3,495,511 $1,316,310,864
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.